                        GROUP VARIABLE ANNUITY CONTRACTS
                        HARTFORD LIFE INSURANCE COMPANY

 SUPPLEMENT DATED NOVEMBER 1, 1996 TO THE GROUP VARIABLE ANNUITY CONTRACTS WITH
        RESPECT TO DC-I AND DC-II PROSPECTUS (HV-1524) DATED MAY 1, 1996

The Fee Table Summary of "Contract Owner Transaction Expense (All Sub Accounts)" on page 5 of the prospectus, should read as follows:

                                   FEE TABLE
                                    SUMMARY
                      CONTRACT OWNER TRANSACTION EXPENSES
                               (ALL SUB-ACCOUNTS)

 Sales Load Imposed on Purchases (as a percentage of premium
  payments)............................................................     None
 Transfer Fee..........................................................  $    5
 Contingent Deferred Sales Charge (as a percentage of amounts withdrawn)
     First through Sixth Year..........................................       7%
     Seventh through Twelfth Year......................................       5%
     Thirteenth Year...................................................       0%
 Annual Contract Fee (1)...............................................  $   18
 Annual Expenses -- Separate Account (as percentage of average account value)
     Mortality and Expense Risk (DC I).................................   0.900%
     Mortality and Expense Risk (DC II)................................   1.250%

The Transfer Fee, Contingent Deferred Sales Charge, Annual Contract Fee and Mortality and Expense Risk charge may be reduced or eliminated. See "Experience Rating of Contracts" on page 27.

                         ANNUAL FUND OPERATING EXPENSES
                         (AS PERCENTAGE OF NET ASSETS)

                                                                         TOTAL FUND
                                                 MANAGEMENT    OTHER     OPERATING
                                                    FEES      EXPENSES    EXPENSES
                                                 ----------   --------   ----------
 Hartford Bond Fund............................    0.497%      0.028%      0.525%
 Hartford Stock Fund...........................    0.455%      0.020%      0.475%
 HVA Money Market Fund.........................    0.421%      0.025%      0.446%
 Hartford Advisers Fund........................    0.625%      0.021%      0.646%
 Hartford U.S. Government Money Market Fund....    0.425%      0.141%      0.566%
 Hartford Capital Appreciation Fund............    0.655%      0.021%      0.676%
 Hartford Mortgage Securities Fund.............    0.425%      0.041%      0.466%
 Hartford Index Fund...........................    0.375%      0.014%      0.389%
 Hartford International Opportunities Fund.....    0.713%      0.147%      0.860%
 Calvert Responsibly Invested Balanced
  Portfolio....................................    0.700%      0.130%      0.830%
 Hartford Dividend & Growth Fund...............    0.750%      0.023%      0.773%
 TCI Advantage Fund............................    1.000%      0.000%      1.000%
 TCI Growth Fund...............................    1.000%      0.000%      1.000%
 Fidelity VIP Growth Fund......................    0.610%      0.090%      0.700%
 Fidelity VIP Overseas Fund....................    0.760%      0.150%      0.910%
 Fidelity VIP II Contrafund....................    0.610%      0.120%      0.730%
 Fidelity VIP II Asset Manager.................    0.710%      0.100%      0.810%

(1) The Annual Contract Fee is a single $18 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge. Pursuant to requirements of the 1940 Act, the Annual Contract Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Contract Fee on an investment in the Separate Account. The Annual Contract Fee is deducted only when the accumulated value is $50,000 or less. In the Example, the Annual Contract Fee is approximated as a 0.06% annual asset charge based on the experience of the Contracts.

EXAMPLE -- DCI

                               If you surrender your contract    If you annuitize at the end of   If you do not surrender your
                               at the end of the applicable      the applicable time period:      contract: You would pay the
                               time period: You would pay the    You would pay the following      following expenses on a $1,000
                               following expenses on a $1,000    expenses on a $1,000             investment, assuming a 5%
                               investment, assuming a 5%         investment assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on assets:

 SUB-ACCOUNT                   1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS. 10 YRS.    1 YR.  3 YRS.  5 YRS. 10 YRS.
                               ------ ------- ------- --------   ------ ------- ------ --------   ------ ------- ------ --------
 Hartford Bond Fund...........  $ 88   $ 125   $ 165    $ 249     $ 15   $  47   $ 81    $ 178     $ 15   $  47   $ 82    $ 178
 Hartford Stock Fund..........    87     123     162      244       14      45     78      172       15      46     79      173
 HVA Money Market Fund........    87     123     161      240       14      44     77      169       14      45     77      170
 Hartford Advisers Fund.......    89     128     171      261       16      50     87      191       16      51     88      192
 U.S. Government Money Market
   Fund.......................    88     126     167      253       15      48     83      182       16      49     84      183
 Hartford Capital Appreciation
   Fund.......................    89     129     172      264       16      51     89      194       17      52     90      195
 Hartford Mortgage Securities
   Fund.......................    87     123     162      243       14      45     78      171       15      45     78      172
 Hartford Index Fund..........    86     121     158      234       13      42     74      162       14      43     74      163
 Hartford International
   Opportunities Fund.........    91     135     181      283       18      57     99      214       19      58     99      215
 Calvert Responsibly Invested
   Balanced Portfolio.........    91     134     180      280       18      56     97      211       18      57     98      212
 Hartford Dividend & Growth
   Fund.......................    90     132     177      274       17      54     94      205       18      55     95      206
 TCI Advantage Fund...........    92     139     188      297       19      61    106      229       20      62    107      230
 TCI Growth Fund..............    92     139     188      297       19      61    106      229       20      62    107      230
 Fidelity VIP Growth Fund.....    89     130     173      267       16      52     90      197       17      53     91      198
 Fidelity VIP Overseas Fund...    91     136     183      288       19      59    101      220       19      59    102      221
 Fidelity VIP II Contrafund...    90     131     175      270       17      53     92      200       17      54     92      201
 Fidelity VIP II Asset
   Manager....................    90     133     179      278       18      56     96      209       18      56     97      210

EXAMPLE -- DCII

                               If you surrender your contract    If you annuitize at the end of    If you do not surrender your
                               at the end of the applicable      the applicable time period: You   contract: You would pay the
                               time period: You would pay the    would pay the following           following expenses on a $1,000
                               following expenses on a $1,000    expenses on a $1,000 investment   investment, assuming a 5%
                               investment, assuming a 5%         assuming a 5% annual return on    annual return on assets:
                               annual return on assets:          assets:

 SUB-ACCOUNT                   1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS.  10 YRS.
                               ------ ------- ------- --------   ------ ------- ------- --------   ------ ------- ------- --------
 Hartford Bond Fund...........  $ 91   $ 135   $ 182    $ 285     $ 18   $  58   $  99    $ 216     $ 19   $  58   $ 100    $ 217
 Hartford Stock Fund (3)......    91     134     179      280       18      56      97      211       18      57      97      211
 HVA Money Market Fund........    90     133     178      277       17      55      95      207       18      56      96      208
 Hartford Advisers Fund (4)...    92     138     188      297       19      61     106      229       20      62     106      230
 U.S. Government Money Market
   Fund.......................    91     136     184      289       19      59     102      220       19      59     102      221
 Hartford Capital Appreciation
   Fund (5)...................    92     139     189      300       20      62     107      232       20      63     108      233
 Hartford Mortgage Securities
   Fund.......................    90     133     179      279       18      56      96      210       18      56      97      210
 Hartford Index Fund (6)......    90     131     175      271       17      53      92      201       17      54      93      202
 Hartford International
   Opportunities Fund.........    94     145     198      318       22      68     117      252       22      69     118      252
 Calvert Responsibly Invested
   Balanced Portfolio.........    94     144     196      315       21      67     115      248       22      68     116      249
 Hartford Dividend & Growth
   Fund.......................    93     142     194      310       21      65     112      242       21      66     113      243
 TCI Advantage Fund...........    96     149     204      332       23      72     124      266       24      73     125      267
 TCI Growth Fund..............    96     149     204      332       23      72     124      266       24      73     125      267
 Fidelity VIP Growth Fund.....    93     140     190      302       20      63     109      235       21      64     109      236
 Fidelity VIP Overseas Fund...    95     146     200      323       22      69     120      257       23      70     120      258
 Fidelity VIP II Contrafund...    93     141     192      305       20      64     110      238       21      65     111      239
 Fidelity VIP II Asset
   Manager....................    94     143     195      313       21      66     114      246       22      67     115      247

The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. The table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

(3) For this table, the Stock Fund mortality and expense charges are 1.2375%.

(4) For this table, the Advisors Fund mortality and expense charge are 1.199%.

(5) For this table, the Capital Appreciation Fund mortality and expense charges are 1.21%.

(6) For this table, the Index Fund combined expenses are limited to 1.25%.

This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

The Subsection entitled "I. Asset Charge in the Separate Account" on page 8 is replaced with the following:

I. Asset Charge in the Separate Account

    During both the Accumulation Period and the Annuity Period a charge is made by Hartford Life for providing the mortality, expense, and administrative undertakings under the contracts. With respect to contract values held in DC-I, such charge is an annual rate of .90% (.50% for mortality, .15% for expense and .25% for administrative undertakings) of the average daily net assets of DC-I. With respect to contract values held in DC-II, such charge is an annual rate of 1.25% (.85% for mortality, .15% for expense and .25% for administrative undertakings) of the average daily net assets of DC-II. The rate charged for the mortality, expense and administrative undertakings under the contracts may be reduced (see "Experience Rating of Contracts", page 27). The rate charged for the expense, mortality and administrative undertakings may be periodically increased by Hartford Life subject to a maximum annual rate of 2.00%, provided, however, that no such increase will occur unless the Commission shall have first approved any such increase. (See "Charges Under The Contract", page 25.)

Add the following to the end of the fourth paragraph under the Subsection entitled "What are the DC-I and DC-II contracts?" on page 16:

    The Small Business Job Protection Act of 1996, effective August 20, 1996, requires that all assets and income of an eligible Deferred Compensation Plan which is established by a governmental employer which is a State, a political subdivision of a State, or any agency or instrumentality of a State or political subdivision of a State, must be held in trust (or under certain specified custodial accounts or annuity contracts) for the exclusive benefit of Participants and their beneficiaries. Special transition rules apply to such governmental Deferred Compensation Plans already in existence on August 20, 1996, and provide that such Plans need not establish a trust before January 1, 1999.

The sixth paragraph under the Subsection entitled "What is the mortality, expense risk and administrative charge?" on page 26 is replaced with the following:

    For assuming these risks Hartford Life presently charges .90% (.50% for mortality, .15% for expense and .25% for administrative undertakings) of the average daily net assets of DC-I. With respect to the contract values in DC-II, such charge is an annual rate of 1.25% (.85% for mortality, .15% for expense and .25% for administrative undertakings) of the average daily net assets of DC-II, as appropriate. The rate charged for the expense, mortality and administrative undertakings under the contracts may be reduced (see "Experience Rating of Contracts", page 27). The rate charged for the expense, mortality and administrative undertakings may be periodically increased by Hartford Life subject to a maximum annual rate of 2.00%, provided, however, that no such increase will occur unless the Commission shall have first approved such increase.

    The following is added at the end of the second paragraph under the Subsection entitled "3. Deferred Compensation Plans Under Section 457" on page 33:

The Small Business Job Protection Act of 1996, effective August 20, 1996, requires that all assets and income of an eligible Deferred Compensation Plan which is established by a governmental employer which is a State, a political subdivision of a State, or any agency or instrumentality of a State or political subdivision of a State, must be held in trust (or under certain specified custodial accounts or annuity contracts) for the exclusive benefit of participants and their beneficiaries. Special transition rules apply to such governmental Deferred Compensation Plans already in existence on August 20, 1996, and provide that such Plans need not establish a trust before January 1, 1999.

33-19946